Financial instruments - Impact of Change in Fair Value of Natural Gas Derivative Contracts (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Regulatory Assets	$ 1,115,098	$ 845,471
Regulatory liabilities, natural gas derivative contracts	580,630	601,518
Swap
Derivative [Line Items]
Regulatory Assets	911	228
Regulatory liabilities, natural gas derivative contracts	0	271
Options
Derivative [Line Items]
Regulatory Assets	68	50
Regulatory liabilities, natural gas derivative contracts	0	76
Forward contracts
Derivative [Line Items]
Regulatory Assets	0	693
Regulatory liabilities, natural gas derivative contracts	$ 197	$ 0